Taxation (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Taxation Details Abstract
Accrued interest receivable	$ 52,723	$ 52,930
Accrued interest payable	1,467,460	1,058,637
Provision for loan losses	24,077,943	21,300,459
Accruals	25,186	22,093
Investment impairment	50,028	545,248
Net operating losses carryforwards	1,148,348	787,092
Deferred tax assets	26,821,688	23,766,459
Valuation allowance	(26,821,688)	(23,766,459)
Deferred tax assets, net